Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Entity Registrant Name	NIO Inc.
Entity Central Index Key	0001736541
Trading Symbol	nio
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Shell Company	false
Entity Ex Transition Period	true
Entity Emerging Growth Company	true
Class A Ordinary Shares
Entity Common Stock, Shares Outstanding	770,268,810
Class B Ordinary Shares
Entity Common Stock, Shares Outstanding	132,030,222
Class C Ordinary Shares
Entity Common Stock, Shares Outstanding	148,500,000